                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                         BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                         BANCROFT CONVERTIBLE FUND, INC.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [LOGO]
                           BANCROFT CONVERTIBLE FUND


                             2005 SEMI-ANNUAL REPORT
                                 APRIL 30, 2005

                             2005 SEMI-ANNUAL REPORT
                                 APRIL 30, 2005

BANCROFT CONVERTIBLE FUND, INC. OPERATES AS A CLOSED-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY AND INVESTS PRIMARILY IN CONVERTIBLE SECURITIES, WITH THE OBJECTIVES OF PROVIDING INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION -- WHICH OBJECTIVES THE FUND CONSIDERS TO BE RELATIVELY EQUAL, OVER THE LONG-TERM, DUE TO THE NATURE OF THE SECURITIES IN WHICH IT INVESTS.


                                   HIGHLIGHTS


PERFORMANCE THROUGH APRIL 30, 2005 WITH DIVIDENDS REINVESTED

                                                      Calendar              Cumulative  Cumulative
                                                        YTD       1 Year     5 Years     10 Years
                                                     ----------  ---------  ----------  ----------
  Bancroft market price (a,b)......................   (10.48)%    (4.05)%     16.38%      148.17%
  Bancroft net asset value (b,c,d).................    (5.45)     (0.92)       0.80       122.92
  Closed-end convertible fund average (d)..........    (5.34)      2.49        7.00       106.90
  S&P 500 (a)......................................    (4.00)      6.33      (13.86)      165.51
  Russell 2000 (d).................................   (10.76)      4.80       22.55       149.85
  Lehman Aggregate Bond Total Return Index (d).....     0.87       5.26       43.48        99.24

PERFORMANCE DATA REPRESENT PAST RESULTS AND DO NOT REFLECT FUTURE PERFORMANCE.
(a)  From Bloomberg L.P. pricing service.
(b) Performance is not adjusted for dilution due to the Fund's 2003 rights offering.
(c) For all periods shown, net asset value dilution resulting from the Bancroft rights offering in 2003 was 2.38%.
(d)  From Lipper, Inc. Closed-End Fund Performance Analysis, dated April 30,
     2005.
--------------------------------------------------------------------------------

QUARTERLY HISTORY OF NAV AND MARKET PRICE

                       Net Asset Values         Market Prices (AMEX, symbol BCV)
   Qtr. Ended     High       Low       Close       High       Low       Close
  ------------   ------     ------    -------     ------     ------    -------
     Jul. 04     $20.98     $20.06    $20.23      $18.71     $17.87    $17.87
     Oct. 04      20.65      19.79     20.40       18.50      17.65     18.23
     Jan. 05      21.24      20.36     20.77       19.11      18.08     18.49
     Apr. 05      21.28      19.86     19.92       18.60      16.95     16.95

--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS (12 MONTHS)

     Record          Payment                        Capital
      Date             Date          Income          Gains          Income
    ---------       ---------       --------       ---------       --------
     6/15/04         6/29/04         $0.170            --           $0.170
     9/15/04         9/29/04          0.170            --            0.170
    12/03/04        12/28/04          0.188            --            0.188
     3/16/05         3/30/05          0.170            --            0.170
                                    --------                       --------
                                     $0.698                         $0.698
                                    ========                       ========

TO OUR SHAREHOLDERS

June 10, 2005

     The convertible securities sector of the market has underperformed the stock and bond markets during the first two quarters of Bancroft's fiscal year, according to Citigroup. This is unusual. Convertibles rarely underperform both markets simultaneously. The causes appear to include a decline in convertible arbitrage activity (usually undertaken by hedge funds and other financial institutions, but not Bancroft) as well as poor performance by the stocks underlying the convertibles.

     The convertible arbitrage community has developed several mathematical models for measuring theoretical value for the convertible securities market. Merrill Lynch measures the discount or premium to this theoretical value. They have shown that convertibles have moved to a discount to theoretical value as large as any seen since the summer of 2003.* However, the discount to theoretical value is much lower than it was in early 2002. Further, there is an analytic known as delta. This is a measure of how sensitive a convertible may be to stock price changes. A delta of 50 implies that the convertible should reflect half of the price movement of the underlying common stock. The average delta of the convertible market has fluctuated from 75 in February of 2002 to 36 in September, 2002. The current level is just over 50.**

     Taken together, these facts indicate that the convertible market is in a middle area; historically neither cheap nor expensive. This reinforces our position that the bottom-up choices of stock, convertible and industry are important to overall performance.

     The Fund's audit committee has recently approved the hiring of our new independent auditors, Tait, Weller & Baker. This audit firm specializes in mutual funds and other firms in the financial services industry.

     During the last quarter, industries in which the Fund currently invests that have underperformed include banking/savings and loan, and automotive. We believe these have declined due to the expectation of a rise in short-term interest rates and reduced expectations for economic growth. Industries that outperformed include energy, which has been helped by high oil prices, and consumer goods which have been helped by continued growth in consumer demand.

        Bancroft Convertible Fund is the oldest closed-end convertible fund. Founded in 1971, the Fund's strategy has remained consistent, as an equity investment that uses convertible securities to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. The performance of the Fund's NAV was in line with the average of its peer-group for the quarter ended April 30, 2005 while outperforming the average for the ten-year period ended April 30, 2005. However, for the one year and five years ended April 30, 2005, Bancroft underperformed the average of the funds in its category. Our peers consist of twelve closed-end convertible funds tracked by Lipper, Inc. and published in the LIPPER CLOSED-END PERFORMANCE ANALYSIS.+ Of the twelve funds in the category, only six, including the Fund, remain unleveraged convertible funds. In addition, many of our competitors have had greater exposure to non-convertible, low-rated, high yield debt than the Fund has had. We believe these factors contributed to the difference in performance between Bancroft and many of the other funds in the group.


* MERRILL LYNCH WEEKLY HEDGE MONITOR 05/02/2005.
** CITIGROUP CONVERTIBLE MONTHLY MARKET SNAPSHOT 05/09/2005.
+ Twelve funds for the quarter and one year ended April 30, 2005 and seven funds for the five years and ten years ended April 30, 2005.

                                                 CONTINUED ON THE FOLLOWING PAGE

     Visit our website, www.bancroftfund.com, for additional information on the Fund. Shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard & Poor's should contact us.

     The results of the 2005 annual meeting of shareholders are shown in the Miscellaneous Notes section of this report. We thank you for your support. At its May meeting, the Board of Directors declared a dividend of 17 cents per share. The dividend consists of undistributed net investment income and will be payable on June 29, 2005 to shareholders of record on June 15, 2005.


/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chariman of the Board

--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES BY UNDERLYING COMMON STOCK

Six months ended April 30, 2005

ADDITIONS                             REDUCTIONS

Chesapeake Energy Corp.               Capital One Financial Corp.

Fannie Mae                            Conexant Systems, Inc.

GlobalSantaFe Corp.                   General Dynamics Corp.
                                       (EXCHANGEABLE FROM THE GOLDMAN
                                        SACHS GROUP, INC.)
Nuveen Investments, Inc.
 (EXCHANGEABLE FROM MERRILL           Kerr-McGee Corp.
  LYNCH & CO., INC. AND
  MORGAN STANLEY, INC.)               Leucadia National Corp.

The Walt Disney Company               Radio One, Inc.


--------------------------------------------------------------------------------

MAJOR INDUSTRY EXPOSURE

Banking/Savings & Loan -----------------------> 9.3%
        Consumer Goods -----> 3.1%
                Energy --------------------------------------------------> 17.6%
         Entertainment ----------> 4.5%
 Financial & Insurance -----------------------------------> 12.0%
           Health Care ------------------> 6.2%
       Pharmaceuticals -------------------------------> 11.4%
                Retail ----------> 4.5%
            Technology --------------------> 6.3%
    Telecommunications ----------------> 5.7%

LARGEST INVESTMENT HOLDINGS BY UNDERLYING COMMON STOCK

                                                                     Value        % Total
                                                                    (Note 1)     Net Assets
                                                                  ------------  ------------
Chesapeake Energy Corp.........................................    $ 3,236,370        2.9%
  PRODUCES OIL AND NATURAL GAS. THE COMPANY'S OPERATIONS
  ARE FOCUSED ON DEVELOPMENTAL DRILLING AND PRODUCING
  PROPERTY ACQUISITIONS IN ONSHORE NATURAL GAS PRODUCING
  AREAS OF THE UNITED STATES AND CANADA.

The Walt Disney Company........................................      3,150,030        2.8
  AN ENTERTAINMENT COMPANY WHICH CONDUCTS OPERATIONS IN
  MEDIA NETWORKS, STUDIO ENTERTAINMENT, THEME PARKS AND
  RESORTS, CONSUMER PRODUCTS, AND INTERNET AND DIRECT
  MARKETING.

Nuveen Investments, Inc........................................      2,966,363        2.7
  THE COMPANY'S PRINCIPAL ACTIVITIES ARE ASSET MANAGEMENT
  AND RELATED RESEARCH, AND THE DEVELOPMENT, MARKETING AND
  DISTRIBUTION OF INVESTMENT PRODUCTS AND SERVICES. NUVEEN
  PROVIDES ITS SERVICES THROUGH FINANCIAL ADVISORS WHO SERVE
  THE AFFLUENT AND HIGH NET WORTH MARKET SEGMENTS.

GlobalSantaFe Corp.............................................      2,950,000        2.6
  AN INTERNATIONAL OFFSHORE AND LAND CONTRACT DRILLER. THE
  COMPANY OWNS AND OPERATES A FLEET CONSISTING OF MARINE AND
  LAND DRILLING RIGS LOCATED THROUGHOUT THE WORLD.

Weatherford International Ltd..................................      2,549,160        2.3
  PROVIDES EQUIPMENT AND SERVICES USED FOR THE DRILLING,
  COMPLETION, AND PRODUCTION OF OIL AND NATURAL GAS WELLS.
  THE COMPANY OFFERS DRILLING AND INTERVENTION SERVICES,
  COMPLETION SYSTEMS, ARTIFICIAL LIFT SYSTEMS AND COMPRESSION
  SERVICES.

Devon Energy Corp..............................................      2,287,500        2.1
  AN INDEPENDENT WORLDWIDE ENERGY COMPANY INVOLVED IN
  OIL AND GAS PROPERTY ACQUISITION, EXPLORATION, AND
  PRODUCTION.

International Rectifier Corp...................................      2,216,250        2.0
  DESIGNS, MANUFACTURES AND MARKETS POWER SEMICONDUCTORS.
  THE COMPANY'S PRODUCTS INCLUDE POWER INTEGRATED CIRCUITS
  AND ADVANCED CIRCUIT DEVICES, POWER SYSTEMS AND POWER
  COMPONENTS.

The St. Paul Travelers Companies, Inc..........................      2,189,500        2.0
  PROVIDES A BROAD RANGE OF INSURANCE PRODUCTS AND SERVICES
  FOR THE COMMERCIAL AND CONSUMER MARKETS.

The Chubb Corp.................................................      2,059,110        1.8
  A HOLDING COMPANY THAT OFFERS PROPERTY AND CASUALTY
  INSURANCE, WHICH INCLUDES PERSONAL, STANDARD COMMERCIAL
  AND SPECIALTY COMMERCIAL INSURANCE.

Valero Energy Corp.............................................      2,035,800        1.8
  AN INDEPENDENT PETROLEUM REFINING AND MARKETING                 ------------  ------------
  COMPANY THAT OWNS AND OPERATES REFINERIES IN THE UNITED
  STATES AND CANADA.


Total..........................................................    $25,640,083       23.0%
                                                                  ============  ============

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                   APRIL 30, 2005
                                                                                  ---------------
ASSETS:
    Investments at value (cost $113,014,568) (Note 1) ...........................    $110,622,848
    Cash ........................................................................         157,927
    Dividends and interest receivable ...........................................         578,469
    Other assets ................................................................          46,530
                                                                                     ------------
    Total assets ................................................................     111,405,774
                                                                                     ------------
LIABILITIES:
    Payable for securities purchased ............................................          10,888
    Accrued management fee (Note 2) .............................................          67,886
    Accrued expenses ............................................................          11,078
                                                                                     ------------
    Total liabilities ...........................................................          89,852
                                                                                     ------------

NET ASSETS ......................................................................    $111,315,922
                                                                                     ============
NET ASSETS CONSIST OF:
    Undistributed net investment income .........................................    $    691,589
    Accumulated net realized loss from investment transactions ..................      (3,634,523)
    Unrealized depreciation on investments ......................................      (2,391,720)
    Capital shares (Note 3) .....................................................          55,881
    Additional paid-in capital ..................................................     116,594,695
                                                                                     ------------
NET ASSETS ......................................................................    $111,315,922
                                                                                     ============
Net asset value per share ($111,315,922 (divided) 5,588,453 outstanding shares) .    $      19.92
                                                                                     ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005

INVESTMENT INCOME (NOTE 1):
  Interest ......................................................................    $  1,235,499
  Dividends .....................................................................       1,166,253
                                                                                     ------------
    Total Income ................................................................       2,401,752
                                                                                     ------------
EXPENSES (NOTE 2):
  Management fee ................................................................         409,479
  Custodian .....................................................................           9,319
  Transfer agent ................................................................          15,108
  Professional fees .............................................................          56,224
  Directors' fees ...............................................................          62,800
  Reports to shareholders .......................................................          61,423
  Treasurer's office ............................................................          12,500
  Other .........................................................................          73,631
                                                                                     ------------
    Total Expenses ..............................................................         700,484
                                                                                     ------------
NET INVESTMENT INCOME ...........................................................       1,701,268
                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions ................................         924,462
  Net unrealized depreciation of investments ....................................      (3,270,987)
                                                                                     ------------
  Net loss on investments .......................................................      (2,346,525)
                                                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................    $   (645,257)
                                                                                     ============

                           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
PAGE 4

STATEMENT OF CHANGES IN NET ASSETS


                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             APRIL 30, 2005(a)    OCTOBER 31, 2004
                                                             -----------------   ------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income....................................    $   1,701,268       $   3,878,705 (b)
    Adjustment for change in amortization policy...........               --             (87,223)
                                                                                   -------------
      Net investment income, as adjusted...................                            3,791,482
                                                                                   -------------

  Net realized gain from investment transactions...........          924,462           3,760,644 (b)
    Adjustment for change in amortization policy...........               --              10,188
                                                                                   -------------
      Net realized gain from investment transactions,
         as adjusted.......................................                            3,770,832
                                                                                   -------------

  Net change in unrealized appreciation of investments.....       (3,270,987)         (3,604,190)(b)
    Adjustment for change in amortization policy...........               --              77,035
                                                                                   -------------
      Net unrealized appreciation of investments,
         as adjusted.......................................                           (3,527,155)
                                                               -------------       -------------

  Net change in net assets resulting from operations.......         (645,257)          4,035,159 (b)
    Adjustment for change in amortization policy...........               --                  --
                                                               -------------       -------------
      Net change in net assets resulting from operations,
         as adjusted.......................................         (645,257)          4,035,159
                                                               -------------       -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income....................................       (1,994,779)         (3,826,570)
                                                               -------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 3)
  Value of shares issued on reinvestment of distributions..          582,476             628,542
  Net proceeds from rights offering........................               --          14,050,851
                                                               -------------       -------------
    Total capital share transactions.......................          582,476          14,679,393
                                                               -------------       -------------

CHANGE IN NET ASSETS.......................................       (2,057,560)         14,887,982

Net assets at beginning of period..........................      113,373,482          98,485,500
                                                               -------------       -------------

NET ASSETS AT END OF PERIOD.................................   $ 111,315,922       $ 113,373,482
                                                               =============       =============

  Undistributed net investment income at end of period......   $     691,589       $   1,037,260(b)
                                                               =============
    Adjustment for change in amortization policy............                             (52,160)
                                                                                   -------------
      Undistributed net investment income at end of period,
         as adjusted........................................                       $     985,100
                                                                                   =============

-----------------------
(a)  Unaudited.
(b)  As previously reported.

                           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                              PAGE 5

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING:


                                                SIX MONTHS
                                                   ENDED                YEARS ENDED OCTOBER 31,
                                                 APRIL 30,   ------------------------------------------------
                                                 2005 (a)      2004      2003      2002      2001      2000
                                                ----------   --------  --------  --------  --------  --------
OPERATING PERFORMANCE:

Net asset value, beginning of period.........       $20.40     $20.84    $18.55    $20.72    $27.09    $27.35
                                                  --------   --------   -------   -------   -------  --------
Net investment income........................         0.30       0.70(b)   0.71(b)   0.79(b)   1.07      1.04
   Adjustment for change in amortization
   policy....................................           --      (0.02)    (0.02)       --        --        --
                                                  --------   --------   -------   -------   -------  --------
     Net investment income, as adjusted......         0.30       0.68      0.69      0.79      1.07      1.04
                                                  --------   --------   -------   -------   -------  --------
Net realized and unrealized gain (loss)......        (0.42)      0.08(b)   2.31(b)  (2.02)(b) (3.23)     2.29
   Adjustment for change in amortization
   policy....................................           --       0.02      0.02        --        --        --
                                                  --------   --------   -------   -------   -------  --------
     Net realized and unrealized gain
     (loss), as adjusted.....................        (0.42)      0.10      2.33     (2.02)    (3.23)     2.29
                                                  --------   --------   -------   -------   -------  --------
   Total from investment operations..........        (0.12)      0.78      3.02     (1.23)    (2.16)     3.33
                                                  --------   --------   -------   -------   -------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........        (0.36)     (0.72)    (0.73)    (0.94)    (1.11)    (0.80)
Distributions from realized gains............           --         --        --        --     (3.10)    (2.90)
                                                  --------   --------   -------   -------   -------  --------
   Total distributions.......................        (0.36)     (0.72)    (0.73)    (0.94)    (4.21)    (3.70)
                                                  --------   --------   -------   -------   -------  --------
CAPITAL SHARE TRANSACTIONS:
Effect of rights offering....................           --      (0.50)       --        --        --        --
Capital share repurchases....................           --         --        --        --        --      0.11
                                                  --------   --------   -------   -------   -------  --------
   Total capital share transactions..........           --      (0.50)       --        --        --      0.11
                                                  --------   --------   -------   -------   -------  --------
Net asset value, end of period...............       $19.92     $20.40    $20.84    $18.55    $20.72    $27.09
                                                  ========   ========   =======   =======   =======  ========

Market value, end of period..................       $16.95     $18.23    $19.70    $17.54    $18.75    $22.63

Total Net Asset Value Return (%)(c)..........         (0.7)       1.3      16.7      (6.3)     (8.7)     13.6
Total Investment Return (%)(d)...............         (5.2)      (3.8)     16.7      (1.8)      1.3      20.6


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).....     $111,316   $113,373   $98,486   $86,904   $95,864  $111,336
Ratio of expenses to average net assets (%)..          1.2(e)     1.1       1.2       1.2       1.1       1.1
Ratio of net investment income to average
   net assets (%) ...........................          3.0(e)     3.3(f)    3.6(f)    4.0(f)    4.9       3.8
Portfolio turnover rate (%)..................           38         66        87        78        83        93

-------------------
(a)  Unaudited.
(b)  As previously reported.
(c) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(d) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(e)  Annualized.
(f) Ratios for 2004, 2003 and 2002 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004, 2003 and 2002 were 3.4%, 3.6% and 4.0%, respectively.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS APRIL 30, 2005 (UNAUDITED)


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- 53.0%

               AUTOMOTIVE -- 1.8%
$4,500,000     Lear Corp. 0% 2022 cv. sr. notes (Baa3)................................  $ 1,982,813
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 2.8%
 2,078,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
                (exch. for Fifth Third Bancorp common stock) (1)......................    1,805,366
 1,500,000     Ocwen Financial Corp. 3.25% 2024 contingent cv. sr. unsecured
               notes (B-).............................................................    1,263,750
                                                                                        -----------
                                                                                          3,069,116
                                                                                        -----------
               CONSUMER GOODS -- 1.7%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................    1,854,600
                                                                                        -----------
               DATA-PROCESSING SERVICES -- 1.2%
 1,500,000     Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes (NR).................    1,302,765
                                                                                        -----------
               ELECTRICAL SUPPLIES -- 0.9%
 1,500,000     Graftech International Ltd. 1.625% 2024 cv. sr. deb. (B2)..............      982,500
                                                                                        -----------
               ENERGY -- 9.1%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1)........................    1,657,500
 4,000,000     Devon Energy Corp. 0% 2020 cv. sr. deb. (BBB)..........................    2,287,500
 5,000,000     GlobalSantaFe Corp. 0% 2020 cv. deb. (Baa1)............................    2,950,000
   750,000     OMI Corp. 2.875% 2024 cv. sr. notes (B+)...............................      678,750
 4,000,000     Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1).............    2,549,160
                                                                                        -----------
                                                                                         10,122,910
                                                                                        -----------
               ENTERTAINMENT -- 3.7%
 1,250,000     Citadel Broadcasting Corp. 1.875% 2011 cv. sub. notes (NR).............      951,438
 3,000,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1)...............    3,150,030
                                                                                        -----------
                                                                                          4,101,468
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 0.8%
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                (Acquired 11/15/01 - 12/05/01; Cost $1,007,750) (2)...................      940,600
                                                                                        -----------
               HEALTH CARE -- 5.0%
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)..........    1,691,850
 1,750,000     Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR)
                (Acquired 10/29/04 - 02/17/05; Cost $1,771,250) (2)...................    1,470,000
 1,000,000     LifePoint Hospitals, Inc. 4.5% 2009 cv. sub. notes (B3)................    1,022,500
 1,000,000     Mentor Corp. 2.75% 2024 cv. sub. notes (NR)............................    1,326,250
                                                                                        -----------
                                                                                          5,510,600
                                                                                        -----------
               MULTI-INDUSTRY -- 0.8%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (1)................      926,250
                                                                                        -----------
               OFFICE EQUIPMENT -- 1.5%
 1,750,000     IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
                (exch. for IKON Office Solutions, Inc. common stock)
                (Acquired 05/08/02 - 06/02/03; Cost $1,746,250) (2)...................    1,717,188
                                                                                        -----------

                                                                                             PAGE 7


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- CONTINUED

               PHARMACEUTICALS -- 8.3%
$2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                (exch. for Johnson & Johnson common stock)............................  $ 1,887,500
 2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1).....................................    1,458,830
 1,000,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR)
                (Acquired 03/11/05; Cost $1,013,125) (2)..............................      905,000
 1,500,000     Impax Laboratories, Inc. 1.25% 2024 cv. sr. sub. deb. (NR).............    1,285,650
   500,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)...........................      486,250
 1,250,000     Ivax Corp. 1.5% 2024 cv. sr. notes (NR) (1)............................    1,222,936
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024
                cv. sr. deb. (BBB) (exch. for ADR representing Teva Pharmaceutical
                Industries Ltd. common stock).........................................    1,001,250
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024
                cv. sr. deb. (BBB) (exch. for ADR representing Teva Pharmaceutical
                Industries Ltd. common stock).........................................    1,012,500
                                                                                        -----------
                                                                                          9,259,916
                                                                                        -----------
               RETAIL -- 4.5%
 1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).........    1,109,375
 1,000,000     Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2)...................    1,002,500
 1,500,000     Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B).............      981,600
 2,400,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1)...........................    1,906,800
                                                                                        -----------
                                                                                          5,000,275
                                                                                        -----------
               TECHNOLOGY -- 5.2%
 1,000,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1)..........      944,375
 1,250,000     Agilent Technologies, Inc. 3% 2021 sr. cv. deb. (Ba2) (1)..............    1,235,943
 2,250,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2)...........    2,216,250
 1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)
               (Acquired 2/15/05 - 04/20/05; Cost $1,491,557) (2).....................    1,443,705
                                                                                        -----------
                                                                                          5,840,273
                                                                                        -----------
               TELECOMMUNICATIONS -- 5.7%
 1,500,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3) ......................    2,027,775
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B2)........      975,330
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B2)........      495,240
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)....................    1,128,125
 1,000,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR).......................      941,250
 1,000,000     UTStarcom, Inc. 0.875% 2008 cv. notes (NR).............................      786,250
                                                                                        -----------
                                                                                          6,353,970
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES .....................................  $58,965,244
                                                                                        -----------

  Shares       CONVERTIBLE PREFERRED STOCKS -- 21.0%
-----------

               AUTOMOTIVE -- 0.8%
    50,000     General Motors Corp. 6.25% 2033 series C cv. sr. deb. (Baa3)...........      942,000
                                                                                        -----------

               BANKING/SAVINGS AND LOAN -- 6.6%
    17,500     Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                (exch. for Commerce Bancorp, Inc. common stock).......................      986,422
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR)...........    1,516,000
    20,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2)...............    1,458,750
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (1)..................    1,531,250
    35,000     Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual, Inc. common stock)......................    1,828,750
                                                                                        -----------
                                                                                          7,321,172
                                                                                        -----------
PAGE 8


                                                                                           Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE PREFERRED STOCKS -- CONTINUED

               ENERGY -- 5.2%
     1,000     Chesapeake Energy Corp. 4.125% cum. cv. pfd. (NR)......................  $ 1,260,000
    20,000     Chesapeake Energy Corp. 5% cum. cv. pfd. (B-)
                (Acquired 04/13/05; Cost $2,000,000) (2)..............................    1,976,370
     5,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (NR)
                (Acquired 03/09/05 - 03/10/05; Cost $1,003,750) (2)...................      916,250
    20,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-)..........    1,675,000
                                                                                        -----------
                                                                                          5,827,620
                                                                                        -----------
               ENTERTAINMENT -- 0.8%
    22,500     Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1).........      911,250
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 4.7%
        20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04 - 01/11/05; Cost $2,078,125) (2)...................    1,857,500
    20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................    1,159,688
   100,000     The St. Paul Travelers Companies, Inc. 4.5% 2032
                cv. jr. sub. notes (Baa1).............................................    2,189,500
                                                                                        -----------
                                                                                          5,206,688
                                                                                        -----------
               HEALTH CARE -- 1.3%
    29,000     Omnicare Capital Trust II 4% PIERS (NR)
                (exch. for Omnicare, Inc. common stock) (1)...........................    1,403,600
                                                                                        -----------
               MINING -- 1.6%
     2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-)....    1,784,728
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS.....................................  $23,397,058
                                                                                        -----------
               MANDATORY CONVERTIBLE SECURITIES -- 19.0% (4)

               CHEMICALS -- 0.8%
    20,000     Huntsman Corp. 5% mand. cv. pfd. (NR)..................................      937,920
                                                                                        -----------
               CONSUMER GOODS -- 1.4%
    40,000     Constellation Brands, Inc. dep. shs. representing 5.75%
                series A mand. cv. pfd. (B)...........................................    1,600,000
                                                                                        -----------
               ENERGY -- 3.3%
    20,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES (Ba3)........................    1,634,000
    30,000     Valero Energy Corp. 2% mand. cv. pfd. (BB).............................    2,035,800
                                                                                        -----------
                                                                                          3,669,800
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 6.5%
    15,000     The Chubb Corp. 7% 2005 equity units (A) (1)...........................      447,750
    54,000     The Chubb Corp. 7% 2006 equity units (A2) (1)..........................    1,611,360
    37,500     Merrill Lynch & Co, Inc. 6.75% mand. exch. sec. (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,286,363
    50,000     Morgan Stanley, Inc. 5.875% mand. exch. sec. (NR)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,680,000
    40,000     Platinum Underwriters Holdings, Ltd. 7% equity security units (NR) (1).    1,122,800
    45,000     XL Capital, Ltd. 6.5% equity security units (A2).......................    1,028,520
                                                                                        -----------
                                                                                          7,176,793
                                                                                        -----------
               FOODS -- 1.7%
    40,000     Albertson's, Inc. 7.25% HITS units (Baa2) (1)..........................      864,000
    40,000     Lehman Brothers Holdings, Inc. 6.25% PIES (A1)
                (exch. for General Mills, Inc. common stock)..........................    1,060,000
                                                                                        -----------
                                                                                          1,924,000
                                                                                        -----------

                                                                                             PAGE 9


 Principal
   Amount                                                                                  Value
 or Shares                                                                                (Note 1)
-----------                                                                            ------------
                 MANDATORY CONVERTIBLE SECURITIES -- CONTINUED

                 PHARMACEUTICALS -- 3.1%
    31,500 shs   Baxter International, Inc. 7% equity units (Baa1) (1)................ $  1,759,905
    30,000 shs   Schering-Plough Corp. 6% mand. cv. pfd. (Baa3).......................    1,642,500
                                                                                       ------------
                                                                                          3,402,405
                                                                                       ------------
                 TECHNOLOGY -- 1.1%
$2,000,000       Lehman Brothers Holdings, Inc. 6% 2005 YEELDS (A)
                  (performance linked to LSI Logic Corp. common stock)................    1,170,000
                                                                                       ------------
                 UTILITIES -- 1.1%
    50,000 shs   DTE Energy Co. 8.75% equity security units (BBB-) (1)................    1,271,000
                                                                                       ------------

                 TOTAL MANDATORY CONVERTIBLE SECURITIES (4)........................... $ 21,151,918
                                                                                       ------------
                 SHORT-TERM SECURITIES -- 6.4%

                 COMMERCIAL PAPER -- 6.4%
 7,100,000       American Express Credit Corp. (P1)
                  (2.85% maturing 05/03/05)...........................................    7,097,752
                                                                                       ------------

                 U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000       U.S. Treasury notes 2.25% 04/30/06 (Aaa) (5).........................       10,876
                                                                                       ------------

                 TOTAL SHORT-TERM SECURITIES..........................................    7,108,628
                                                                                       ------------

                 TOTAL CONVERTIBLE BONDS AND NOTES -- 53.0%...........................   58,965,244
                 TOTAL CONVERTIBLE PREFERRED STOCKS -- 21.0%..........................   23,397,058
                 TOTAL MANDATORY CONVERTIBLE SECURITIES -- 19.0%......................   21,151,918
                 TOTAL SHORT-TERM SECURITIES -- 6.4%..................................    7,108,628
                                                                                       ------------
                 TOTAL INVESTMENTS -- 99.4%...........................................  110,622,848

                 OTHER ASSETS AND LIABILITIES, NET -- 0.6%............................      693,074
                                                                                       ------------
                 TOTAL NET ASSETS -- 100.0%........................................... $111,315,922
                                                                                       ============

(1)  Contingent payment debt instrument which accrues contingent interest. See
     Note 1(b).
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $11,226,613 which represented 10.1% of the Fund's net assets.
(3)  Non-income producing security.
(4)  Mandatory convertible. See Note 1(f).
(5)  Collateral for a letter of credit.

ACES       Automatic Convertible Equity Securities.
ADR        American Depositary Receipts.
BONUSES    Bifurcated Option Note Unit Securities.
HITS       Hybrid Income Term Security.
LYONs      Liquid Yield Option Notes.
PIES       Premium Income Exchangeable Securities.
PIERS      Preferred Income Equity Redeemable Securities.
YEELDS     Yield Enhanced Equity Linked Debt Securities.
ZYPS       Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES AND CHANGE IN ACCOUNTING POLICY
Bancroft Convertible Fund, Inc. (the "Fund"), established in 1971, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(A)  SECURITY VALUATION
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(B)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 6 cents per share for the six months ended April 30, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At April 30, 2005 there were unrealized losses of approximately 2 cents per share on contingent payment debt instruments.

(C) CHANGES IN METHOD OF ACCOUNTING FOR BOND PREMIUM AND DISCOUNT AMORTIZATION Effective November 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to November 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICP AAudit and Accounting Guide, Audits of Investment Companies and the financial highlights and statement of changes in net assets presented herein have been restated to reflect the new method retroactive to November 1, 2001.

The effect of this accounting change is included in the financial highlights for the years ended October 31, 2002, 2003 and 2004, and in the statement of changes in net assets for the year ended October 31, 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $103,986 increase in the cost of securities held and a corresponding $103,986 reduction in the net unrealized gains based on the securities held on November 1, 2001. The impact of this change during the six months ended April 30, 2005 was to reduce net investment income by $41,542, increase unrealized losses by $73,950 and increase realized gains by $115,492. These changes had no effect on previously reported total net assets or total returns.

(D)  FEDERAL INCOME TAXES
The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. At October 31, 2004, the Fund had available for federal income tax purposes unused capital losses of $4,470,204, available to offset future net capital gains, $4,045,634 of which expires in 2010 and $424,570 of which expires in 2011. The Fund utilized net capital loss carryforwards of $3,760,644 during the year ended October 31, 2004.

(E)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were $3,826,570 and $3,445,042, respectively, both from ordinary income.

(F)  MARKET RISK
It is the Fund's policy to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $21,151,918 at April 30, 2005, representing 19.0% of net assets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund. The Fund pays all expenses incurred by it and not assumed by the Adviser and in addition will pay the costs and expenses of its Treasurer's office, up to a maximum of $25,000 per year, incurred in connection with its performance of certain services for the Fund. These services include the valuation of securities owned by the Fund, and the preparation of financial statements and schedules of the Fund's investments for inclusion in certain periodic reports to the Fund's Board of Directors and to the U.S. Securities and Exchange Commission, the maintenance of files relating to the foregoing, and rent, personnel costs and other overhead expenses allocable to the aforementioned services.

3.   PORTFOLIO ACTIVITY
At April 30, 2005 there were 5,588,453 shares of $.01 par value common stock outstanding (9,000,000 shares authorized). During the six months ended April 30, 2005, 31,315 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $582,476.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $40,147,797 and $41,028,139, respectively, for the six months ended April 30, 2005.

A distribution of $0.17 per share from net investment income was declared on May 17, 2005, payable June 29, 2005 to shareholders of record at the close of business June 15, 2005.

BOARD APPROVAL OF ADVISORY CONTRACT

THE INDEPENDENT DIRECTORS OF BANCROFT RENEWED THE ADVISORY CONTRACT WITH DAVIS-DINSMORE MANAGEMENT COMPANY IN NOVEMBER 2004. THE FOLLOWING ARE THE MATERIAL FACTORS AND CONCLUSIONS THAT FORMED THE BASIS FOR THAT APPROVAL.

--------------------------------------------------------------------------------

THE NATURE AND EXTENT OF THE ADVISORY SERVICES PROVIDED BY DAVIS-DINSMORE. Based on the independent directors' review of the services provided and to be provided by Davis-Dinsmore under the Advisory Agreement, the independent directors concluded that the range of services to be provided by Davis-Dinsmore under the Advisory Agreement was appropriate and that Davis-Dinsmore currently is providing services in accordance with the terms of each Advisory Agreement.

THE QUALITY OF SERVICES PROVIDED BY DAVIS-DINSMORE. In reviewing the qualifications of Davis-Dinsmore to provide investment advisory services, the independent directors reviewed the credentials and experience of Davis-Dinsmore's investment personnel, and considered such issues as Davis-Dinsmore's portfolio and product review process, compliance function, use of technology, portfolio administration function, investment research operations and trading operations. Based on the review of these and other factors, the independent directors concluded that the quality of services to be provided by Davis-Dinsmore was appropriate and that Davis-Dinsmore currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

THE PERFORMANCE OF THE FUND RELATIVE TO COMPARABLE FUNDS. The independent directors reviewed the performance of the Fund against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The independent directors noted that although during the past year the Fund has underperformed its peers, the Fund's long-term performance was better, and concluded that no changes should be made to the Fund's investment objective or policies at this time. In addition, the independent directors determined that the Fund's portfolio management team should remain in place.

THE PERFORMANCE OF THE FUND RELATIVE TO INDICES. The independent directors reviewed the performance of the Fund against the performance of applicable indices. The independent directors noted that although during the past year the Fund has underperformed relative to relevant indices, the Fund's long-term comparative performance was better, and concluded that no changes should be made to the Fund's investment objective or policies at this time. In addition, the independent directors determined that the Fund's portfolio management team should remain in place.

MEETINGS WITH THE FUND'S PORTFOLIO MANAGER AND INVESTMENT PERSONNEL. The independent directors noted that they meet regularly with the Fund's portfolio manager and investment personnel, and believe that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

OVERALL PERFORMANCE OF DAVIS-DINSMORE. After considering the overall performance of Davis-Dinsmore in providing investment advisory and portfolio administrative services to the Fund, the independent directors concluded that such performance was satisfactory.

FEES RELATIVE TO THOSE OF CLIENTS OF DAVIS-DINSMORE WITH COMPARABLE INVESTMENT STRATEGIES. The independent directors noted that the Fund and Ellsworth Convertible Growth and Income Fund are the only clients of Davis-Dinsmore, and that the advisory fee rates for the funds are the same. The independent directors concluded that, because the fee rates are the same for each fund, the current advisory fee rate of a fund was fair as compared to the rate for the other fund.

FEES RELATIVE TO THOSE OF COMPARABLE FUNDS WITH OTHER ADVISERS. After reviewing the advisory fee rate for the Fund against the advisory fee rates for funds advised by other advisors with investment strategies comparable to those of the Fund, the independent directors determined that the Fund's advisory fee rate was at approximately the median of the funds in its peer group, and concluded that the current advisory fee rate of the Fund was fair and reasonable.

EXPENSE LIMITATIONS AND FEE WAIVERS. The independent directors noted that, although there are no contractual expense limitations or fee waivers in effect for the Fund, Davis-Dinsmore is very diligent in its efforts to keep expenses of the Fund as low as possible. The independent directors also noted that the Fund's expense ratios had declined as a result of the Fund's rights offering in late 2003, but that the cost of compliance with regulatory initiatives was increasing. The independent directors concluded that the current level of expenses for the Fund was reasonable.

BREAKPOINTS AND ECONOMIES OF SCALE. The independent directors reviewed the structure of the Fund's advisory fee under the Advisory Agreement, and noted that the fee includes a significant breakpoint when the Fund's assets reach $100 million. The independent directors noted that breakpoints had become effective as a result of the Fund's 2003 rights offering, which resulted in lower management fee expenses as a percentage of assets. The independent directors concluded that it was not necessary to implement any further changes to the structure of the advisory fee for the Fund.

PROFITABILITY OF DAVIS-DINSMORE. The independent directors reviewed information concerning the profitability and financial condition of Davis-Dinsmore, noting that Davis-Dinsmore's sole source of revenue was advisory fees from Bancroft and Ellsworth Convertible Growth and Income Fund. The Board noted that Davis-Dinsmore's operations remain profitable, and that the continued success of the two funds will positively impact Davis-Dinsmore's profitability. Based on the review of the profitability of Davis-Dinsmore and its financial condition, the independent directors concluded that the compensation to be paid by Bancroft to Davis-Dinsmore under its Advisory Agreement was not excessive.

BENEFITS OF SOFT DOLLARS TO DAVIS-DINSMORE. The independent directors discussed the fact that there are no third-party soft dollar arrangements in effect with respect to the Fund. The independent directors recognized that Davis-Dinsmore does receive proprietary research from brokers with whom it executes portfolio transactions on behalf of the Fund. This research is used by Davis-Dinsmore in making investment decisions for the Fund. The directors also considered representations made by Davis-Dinsmore that portfolio transactions received best execution. Because such research ultimately benefits the Fund, the Board concluded that it was appropriate to receive proprietary research.

DAVIS-DINSMORE'S FINANCIAL SOUNDNESS IN LIGHT OF THE NEEDS OF THE FUND. The independent directors considered whether Davis-Dinsmore is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that Davis-Dinsmore has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND DAVIS-DINSMORE. In determining whether to continue the Advisory Agreement for the Fund, the independent directors also considered the prior relationship between Davis-Dinsmore and the Fund, as well as the independent directors' knowledge of Davis-Dinsmore's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The independent directors also reviewed the general nature of the non-investment advisory services currently performed by Davis-Dinsmore, such as administrative services, and the fees received by Davis-Dinsmore for performing such services. In addition to reviewing such services, the independent directors also considered the organizational structure employed by Davis-Dinsmore to provide those services. Based on the review of these and other factors, the independent directors concluded that Davis-Dinsmore was qualified to continue to provide non-investment advisory services to the Funds, including administrative services, and that Davis-Dinsmore currently is providing satisfactory non-investment advisory services.

OTHER FACTORS AND CURRENT TRENDS. The independent directors considered the culture of compliance and high ethical standards at Davis-Dinsmore, and the efforts historically and currently undertaken by Davis-Dinsmore to engage in best practices. The independent directors noted Davis-Dinsmore's historical adherence to compliance procedures, as well as the Fund's investment objectives, policies and restrictions. The independent directors concluded that this commitment to adhere to the highest ethical standards was an important factor in their determination that they should continue the Advisory Agreement for the Fund.

--------------------------------------------------------------------------------

After consideration of all of the above factors, the independent directors found that with respect to the Fund: (i) the services provided by Davis-Dinsmore to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The independent directors therefore concluded that the Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and should be continued for another year.

MISCELLANEOUS NOTES

RESULTS OF THE 2005 ANNUAL SHAREHOLDERS MEETING
The results of the shareholder vote at the Annual Meeting of Shareholders held on February 14, 2005 were:

1.      All directors nominated were elected.

        Terms expiring in 2008       Shares voted for      Shares withheld
        ----------------------       ----------------      ---------------
        Donald M. Halsted, Jr.           3,320,648             140,107
        Duncan O. McKee                  3,319,039             141,716
        Thomas H. Dinsmore               3,326,319             134,436

        Term expiring in 2006        Shares voted for      Shares withheld
        ---------------------        ----------------      ---------------
        Robert J. McMullan               3,322,809             137,946

2. The Audit Committee's appointment of PricewaterhouseCoopers LLP as independent accountants was ratified with 3,307,462 shares voted for, 61,042 shares voted against and 92,251 shares abstaining.

3(a). Change to restriction on issuer diversification was ratified with 2,577,514 shares voted for, 316,581 shares voted against, 186,656 shares abstaining and 367,146 broker non-votes.

3(b). Change to restriction on borrowing money was ratified with 2,478,045 shares voted for, 414,348 shares voted against, 188,358 shares abstaining and 367,146 broker non-votes.

3(c). Change to restriction on issuing senior securities was ratified with 2,458,052 shares voted for, 434,690 shares voted against, 188,009 shares abstaining and 367,146 broker non-votes.

3(d). Change to restriction on underwriting securities was ratified with 2,581,309 shares voted for, 306,835 shares voted against, 192,607 shares abstaining and 367,146 broker non-votes.

3(e). Change to restriction on purchasing or selling real estate was ratified with 2,579,606 shares voted for, 322,593 shares voted against, 178,552 shares abstaining and 367,146 broker non-votes.

3(f). Change to restriction on purchasing or selling commodities was ratified with 2,486,912 shares voted for, 413,813 shares voted against, 180,026 shares abstaining and 367,146 broker non-votes.

3(g). Change to restriction on making loans was ratified with 2,460,025 shares voted for, 436,868 shares voted against, 183,858 shares abstaining and 367,146 broker non-votes.

3(h). Change to restriction on industry concentration was ratified with 2,587,058 shares voted for, 312,928 shares voted against, 180,765 shares abstaining and 367,146 broker non-votes.

3(i). Elimination of restriction on investing in certain listed companies was ratified with 2,539,007 shares voted for, 330,969 shares voted against, 210,775 shares abstaining and 367,146 broker non-votes.

3(j). Elimination of restriction on investments in newer companies and in single issuers was ratified with 2,565,220 shares voted for, 325,808 shares voted against, 189,723 shares abstaining and 367,146 broker non-votes.

3(k). Elimination of restriction on short sales was ratified with 2,482,128 shares voted for, 416,267 shares voted against, 182,356 shares abstaining and 367,146 broker non-votes.

3(l). Elimination of restriction on investing for control was ratified with 2,568,836 shares voted for, 324,173 shares voted against, 187,742 shares abstaining and 367,146 broker non-votes.

3(m). Elimination of restrictions on margin purchases was ratified with 2,437,409 shares voted for, 455,475 shares voted against, 187,867 shares abstaining and 367,146 broker non-votes.

3(n). Elimination of restriction regarding put and call options was ratified with 2,525,655 shares voted for, 359,621 shares voted against, 195,475 shares abstaining and 367,146 broker non-votes.

3(o). Elimination of restriction regarding securities trading accounts was ratified with 2,564,669 shares voted for, 318,977 shares voted against, 197,105 shares abstaining and 367,146 broker non-votes.

3(p). Elimination of restriction regarding the purchase of director and officer owned companies was ratified with 2,416,149 shares voted for, 479,386 shares voted against, 185,216 shares abstaining and 367,146 broker non-votes.

CHANGE IN THE FUND'S INDEPENDENT ACCOUNTANT

On March 17, 2005, PricewaterhouseCoopers LLP ("PwC") resigned as independent registered public accountants for the Fund. The Fund's audit committee appointed Tait, Weller & Baker as independent accountants for the Fund on April 12, 2005 for the 2005 fiscal year, which appointment was ratified by the Fund's independent directors. The reports of PwC on the Fund's financial statements for each of the fiscal years ended October 31, 2004 and October 31, 2003 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2003 and October 31, 2004 and during the period November 1, 2004 through March 17, 2005, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of PwC, would have caused them to make reference thereto in their reports on the financial statements for such years.

--------------------------------------------------------------------------------

NOTICE OF PRIVACY POLICY

The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Bancroft shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

In addition to the semi-annual and annual reports that Bancroft delivers to shareholders and makes available through the Bancroft public website, the Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters each fiscal year on Form N-Q. Bancroft does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to the Bancroft public website, www.bancroftfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES/PROXY VOTING RECORD

The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (973) 631-1177, or at our website at www.bancroftfund.com. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS

From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship may request that the Adviser disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. The Adviser may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist the Adviser in identifying potential investment opportunities for the Funds; (ii) prior to the receipt of non-public portfolio holdings, the broker, by means of e-mail or other written communication, shall agree to keep the non-public portfolio holdings confidential and not to use the information for the broker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) the Adviser shall keep written records of its agreement with each broker to which it distributes nonpublic portfolio holdings; and (iv) the Adviser will secure a new agreement with a broker any time the broker directs the nonpublic portfolio holdings to be sent to a new recipient.

BOARD OF DIRECTORS                                    INTERNET
GORDON F. AHALT                                       www.bancroftfund.com
WILLIAM A. BENTON                                     email:info@bancroftfund.com
ELIZABETH C. BOGAN
THOMAS H. DINSMORE, C.F.A.
DONALD M. HALSTED, JR.                                INVESTMENT ADVISER
DUNCAN O. MCKEE                                       Davis-Dinsmore Management Company
ROBERT J. MCMULLAN                                    65 Madison Avenue, Morristown, NJ
JANE D. O'KEEFFE                                      (973) 631-1177
NICOLAS W. PLATT
                                                      SHAREHOLDER SERVICES AND TRANSFER AGENT
OFFICERS                                              American Stock Transfer & Trust Company
THOMASH. DINSMORE, C.F.A.                             59 Maiden Lane
CHAIRMAN OF THE BOARD                                 New York, NY 10038
                                                      (800) 937-5449
JANE D. O'KEEFFE                                      www.amstock.com
PRESIDENT

GARY I. LEVINE                                        COMMON STOCK LISTING
EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER     American Stock Exchange Symbol: BCV
AND SECRETARY

H. TUCKER LAKE, JR.                                   LEGAL COUNSEL
VICE PRESIDENT                                        Ballard Spahr Andrews & Ingersoll LLP

GERMAINE M. ORTIZ
VICE PRESIDENT                                        INDEPENDENT ACCOUNTANTS
                                                      Tait, Weller & Baker
MERCEDES A. PIERRE
VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
AND ASSISTANT TREASURER

JOSHUA P. LAKE, C.T.P.
TREASURER AND ASSISTANT SECRETARY

JESSICA K. LAKE
ASSISTANT VICE PRESIDENT

JOANN VENEZIA
ASSISTANT VICE PRESIDENT AND ASSISTANT SECRETARY


--------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of its own Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

                        BANCROFT CONVERTIBLE FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.bancroftfund.com


                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                      BCV

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not currently applicable to registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of Bancroft Convertible Fund, Inc. or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, after the registrant last provided disclosure in response to the requirements of this item.

ITEM 11. CONTROLS AND PROCEDURES

Conclusions of principal officers concerning controls and procedures

(a) As of June 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of Bancroft Convertible Fund, Inc. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: July 6, 2005

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: July 6, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: July 6, 2005